TAXES ON INCOME (Loss (Income) from Continuing Operations Before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Domestic (Israel)	$ (2,258)	$ (1,307)	$ (7,598)
Foreign	2,557	1,043	1,209
Income (loss) before taxes	$ 299	$ (264)	$ (6,389)